SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting - Revenues and long-lived assets by geography (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Single reportable segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,842,663	18,950,683	17,415,248
Long-lived assets	6,652,563	5,657,852
Single reportable segment | Japan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,829,625	18,931,809	17,402,901
Long-lived assets	6,188,067	5,146,695
Single reportable segment | All foreign countries
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	13,038	18,874	¥ 12,347
Long-lived assets	¥ 464,496	¥ 511,157